Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Compensation
Share-Based Compensation

19.   Share-Based Compensation

On December 21, 2018, the Group adopted the 2018 Share Incentive Plan (“2018 Plan”).

Under the 2018 Plan, the Board of Directors has approved that a maximum aggregate number of shares that may be issued pursuant to all awards granted under the 2018 Plan shall be 260,454,163 shares.

All stock options granted under the 2018 Plan are not exercisable until the consummation of the Group’s IPO and certain of the option granted to employees are required to render service to the Group in accordance with a stipulated service schedule under which an employee earns an entitlement to vest in 30% of his option grants at the end of each of the first two years and 40% at the end of the third year of completed service.

Prior to the completion of the IPO, the stock options granted to the employees and directors shall be forfeited upon the termination of employment of the employees and directors.

Options granted under the 2018 Plan during the year of 2021, grantees are entitled to vest the option at the end of the first year of completed service.

The following table sets forth the stock options activities for the years ended December 31, 2020, 2021 and 2022:

			Weighted
		Weighted	average	Weighted
		average	remaining	average
	Number of	exercise	contractual	grant date
	shares	price	term	fair value
		US$		US$
Outstanding as of January 1, 2020	104,543,578	0.0000001	3.98	1.38
-Forfeited	(11,079,090)	0.0000001
Outstanding as of December 31, 2020	93,464,488	0.0000001
-Grant to Employees	94,543,900	0.0000001
-Exercised	(50,219,050)	0.0000001
-Forfeited	(7,633,050)	0.0000001
Outstanding as of December 31, 2021	130,156,288	0.0000001	4.02	0.44
-Exercised	(49,409,787)	0.0000001
-Forfeited	(6,615,475)	0.0000001
Outstanding as of December 31, 2022	74,131,026	0.0000001	2.69	0.59
Exercisable as of December 31, 2022	73,314,401	0.0000001	2.68	0.59

Options granted to Grantees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	2019	2021
Expected volatility	60%	48.56%
Risk-free interest rate (per annum)	2.8%	1.25%
Exercise multiple	2.2	2.2
Expected dividend yield	0%	0%
Contractual term (in years)	5	5

The expected volatility was estimated based on the historical volatility of the Company and comparable peer public companies with a time horizon close to the expected term of the Group’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Group’s options in effect at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as of the time the option is exercised, based on a consideration of empirical studies on the actual exercise behavior of employees. The expected dividend yield is zero as the Group has never declared or paid any cash dividends on its shares, and the Group does not anticipate any dividend payments in the foreseeable future. The expected term is the contract life of the option.

For the years ended December 31, 2020, 2021 and 2022, the Company recognized RMB102,750, RMB47,067 and RMB16,724 share-based compensation expenses relating to the 2018 Plan.

On April 28, 2020, the Company and all Grantees entered into certain agreements pursuant to which Grantees agreed not to exercise any stock option, in whole or in part, for a 12-month period commencing from April 28, 2020. There were no other changes to the terms of the relevant stock option grants. The Company determined that the agreements between the Company and the Grantees constitutes a modification to the terms of the option grants with no incremental fair value for the underlying awards. Accordingly, there was no impact on the total compensation cost or the pattern for which the relevant compensation charges are recognized.

As of December 31, 2022, RMB115 of total unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average period of approximately 1 year.